Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
Prospectus Date	rr_ProspectusDate	Jun. 11, 2012
Supplement [Text Block]	tvt5_SupplementTextBlock

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® Directional Allocation Index Fund, a series of
Transparent Value Trust.

SUPPLEMENT DATED NOVEMBER 27, 2012

TO THE PROSPECTUS DATED JUNE 11, 2012

Changes to Principal Risks:

The following principal risk shall be added as a principal risk as contained in the section titled "Principal Risks" on pages 4 and 5 of the Prospectus:

Consumer Services Sector Risk - As of September 30, 2012, the Index concentrated in the consumer services sector. The success of consumer product manufacturers and retailers (including food and drug retailers, general retailers, media, and travel and leisure) is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition and consumer confidence. The consumer services sector depends heavily on disposable household income and consumer spending. Companies in the consumer services sector may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.

TRANSPARENT VALUE DOW JONES RBP DIRECTIONAL ALLOCATION INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tvt5_SupplementTextBlock

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® Directional Allocation Index Fund, a series of
Transparent Value Trust.

SUPPLEMENT DATED NOVEMBER 27, 2012

TO THE PROSPECTUS DATED JUNE 11, 2012

Changes to Principal Risks:

The following principal risk shall be added as a principal risk as contained in the section titled "Principal Risks" on pages 4 and 5 of the Prospectus:

Consumer Services Sector Risk - As of September 30, 2012, the Index concentrated in the consumer services sector. The success of consumer product manufacturers and retailers (including food and drug retailers, general retailers, media, and travel and leisure) is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition and consumer confidence. The consumer services sector depends heavily on disposable household income and consumer spending. Companies in the consumer services sector may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.